Unaudited interim condensed consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income	SFr 49,148	SFr 14,210	SFr 63,492	SFr 3,758
Net actuarial result from defined benefit plans	4,967	892	4,967	892
Taxes on net actuarial result from defined benefit plans	(979)	(176)	(979)	(176)
Items that will not be reclassified to income statement	3,988	716	3,988	716
Exchange differences	1,086	(1,922)	1,281	(1,491)
Items that will be reclassified to income statement when specific conditions are met	1,086	(1,922)	1,281	(1,491)
Other comprehensive income / (loss), net of tax	5,074	(1,206)	5,269	(775)
Total comprehensive income	SFr 54,222	SFr 13,004	SFr 68,761	SFr 2,983